Commitments - (Schedule of maturity analysis of operating lease payments) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 27.3	$ 34.3
Within one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	16.7	20.7
After one year but not more than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	7.7	9.5
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 2.9	$ 4.1